HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments—as of January 31, 2022 (Unaudited)

Common Stocks — 99.1%
	Shares	Value ($)
Banks — 1.7%
Signature Bank	4,620	1,407,391
Biotechnology — 9.1%
Ascendis Pharma AS, ADR(a)	14,127	1,718,408
Blueprint Medicines Corp.(a)	17,003	1,310,931
Fate Therapeutics, Inc.(a)	15,440	640,914
Ironwood Pharmaceuticals,
Inc.(a)	88,820	990,343
Mirati Therapeutics, Inc.(a)	6,770	807,661
Neurocrine Biosciences, Inc.(a)	20,190	1,595,414
Rocket Pharmaceuticals, Inc.(a)	21,190	352,602
		7,416,273
Building Products — 3.9%
Advanced Drainage Systems,
Inc.	15,531	1,756,401
Trex Co., Inc.(a)	15,210	1,391,258
		3,147,659
Capital Markets — 4.0%
Ares Management Corp.,
Class A	19,620	1,564,106
LPL Financial Holdings, Inc.	9,730	1,676,674
		3,240,780
Chemicals — 2.2%
Axalta Coating Systems Ltd.(a)	28,780	852,176
FMC Corp.	8,460	933,730
		1,785,906
Communications Equipment — 3.3%
F5, Inc.(a)	6,930	1,438,806
Lumentum Holdings, Inc.(a)	11,960	1,213,701
		2,652,507
Construction & Engineering — 1.3%
WillScot Mobile Mini Holdings
Corp.(a)	28,380	1,051,195
Construction Materials — 2.1%
Vulcan Materials Co.	8,790	1,672,825
Diversified Telecommunication Services — 1.3%
Cogent Communications
Holdings, Inc.	16,850	1,071,828
Electrical Equipment — 5.8%
Atkore, Inc.(a)	22,808	2,458,247
Encore Wire Corp.	10,390	1,170,849
Sensata Technologies Holding
PLC(a)	18,920	1,085,251
		4,714,347
Electronic Equipment, Instruments & Components — 1.4%
Teledyne Technologies, Inc.(a)	2,690	1,133,647
Equity Real Estate Investment Trusts — 4.7%
Douglas Emmett, Inc.	61,800	1,929,396
Independence Realty Trust,
Inc.	39,350	904,657
National Health Investors, Inc.	16,610	960,556
		3,794,609
Health Care Equipment & Supplies — 2.4%
Insulet Corp.(a)	3,843	953,064
Masimo Corp.(a)	4,680	1,028,992
		1,982,056
Hotels, Restaurants & Leisure — 1.6%
Vail Resorts, Inc.	4,700	1,302,370
Household Durables — 1.7%
TopBuild Corp.(a)	5,950	1,384,267
Insurance — 2.5%
American Financial Group,
Inc.	15,300	1,993,284
Internet & Direct Marketing Retail — 1.1%
Revolve Group, Inc.(a)	17,703	873,112
IT Services — 4.3%
Gartner, Inc.(a)	4,580	1,346,016
MongoDB, Inc.(a)	3,320	1,344,965
Paya Holdings, Inc.(a)	130,080	852,024
		3,543,005
Leisure Products — 1.7%
BRP, Inc.	16,990	1,412,209
Life Sciences Tools & Services — 7.1%
Avantor, Inc.(a)	44,260	1,652,226
BIO-RAD Laboratories, Inc.,
Class A(a)	2,915	1,748,213
ICON PLC(a)	8,940	2,375,537
		5,775,976
Machinery — 2.8%
IDEX Corp.	6,220	1,340,037
Lincoln Electric Holdings, Inc.	7,310	934,510
		2,274,547
Oil, Gas & Consumable Fuels — 1.9%
Diamondback Energy, Inc.	12,520	1,579,523
Pharmaceuticals — 3.7%
Catalent, Inc.(a)	18,480	1,920,627
Elanco Animal Health, Inc.(a)	42,810	1,114,772
		3,035,399
Professional Services — 2.6%
Booz Allen Hamilton Holding
Corp.	11,750	901,577
TransUnion	11,680	1,204,442
		2,106,019
Road & Rail — 1.8%
Saia, Inc.(a)	5,170	1,469,728
Semiconductors & Semiconductor Equipment — 6.3%
Enphase Energy, Inc.(a)	3,950	554,857
MaxLinear, Inc.(a)	20,220	1,213,604
MKS Instruments, Inc.	9,260	1,438,356
Silicon Motion Technology
Corp., ADR	16,140	1,275,060
Synaptics, Inc.(a)	3,010	633,153
		5,115,030
Software — 11.2%
Avalara, Inc.(a)	12,560	1,376,827
Bill.com Holdings, Inc.(a)	5,340	1,005,041
HubSpot, Inc.(a)	3,163	1,546,074
Nice, Ltd., ADR(a)	5,700	1,459,542
Paylocity Holding Corp.(a)	7,330	1,495,174
Pegasystems, Inc.	11,220	1,113,249
Tenable Holdings, Inc.(a)	21,430	1,101,502
		9,097,409
Specialty Retail — 3.7%
Five Below, Inc.(a)	9,510	1,559,640
National Vision Holdings, Inc.(a)	36,160	1,478,221
		3,037,861

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments—as of January 31, 2022 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Textiles, Apparel & Luxury Goods — 1.9%
Tapestry, Inc.	40,920	1,552,914
TOTAL COMMON STOCKS
(COST $73,144,006)		80,623,676
Investment Company — 2.0%
Northern Institutional
Government Select
Portfolio, Institutional
Shares, 0.03%(b)	1,574,503	1,574,503
TOTAL INVESTMENT
COMPANY
(Cost $1,574,503)		1,574,503
TOTAL INVESTMENTS IN
SECURITIES
(Cost $74,718,509) —
101.1%		82,198,179
Other Assets (Liabilities) -
(1.1)%		(866,013)
NET ASSETS - 100%		$81,332,166
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on January 31, 2022.

ADR - American Depositary Receipt

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments—as of January 31, 2022 (Unaudited)

Affiliated Portfolio — 99.0%
Value ($)
HSBC Opportunity Portfolio	10,717,494
TOTAL INVESTMENTS IN
SECURITIES - 99.0%
(COST $10,134,456)	10,717,494
Other Assets (Liabilities) - 1.0%	107,515
NET ASSETS - 100%	$10,825,009
____________________

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments—as of January 31, 2022 (Unaudited)

Affiliated Portfolio — 99.9%
Value ($)
HSBC Opportunity Portfolio	70,614,673
TOTAL INVESTMENTS IN
SECURITIES - 99.9%
(COST $64,146,740)	70,614,673
Other Assets (Liabilities) - 0.1%	87,543
NET ASSETS - 100%	$70,702,216
____________________

HSBC FAMILY OF FUNDS